Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Statement of compliance

Statement of compliance

The consolidated financial statements of Turbo Energy, S.A. have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Board of Directors of the Company on April 15, 2025.

Basis of presentation

Basis of presentation

The consolidated financial statements of the Company were prepared on a historical cost basis except where certain financial instruments are required to be measured at fair value. These consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The consolidated financial statements are presented in Euro, which is the Company’s functional currency. Transactions in currencies other than the functional currency are recorded in accordance with the policies stated under Foreign Currency Transaction in Note 2.

Reclassification	Reclassification Certain amounts from prior period have been reclassified to conform to the current period presentation. These reclassifications had no impact on reported operating and net loss.
Revenue recognition

Revenue recognition

The Company designs, develops, and distributes equipment for the generation, management and storage of photovoltaic energy. Our energy storage products are managed from the cloud and through the inverter of the installation by an advanced software system which is optimized by artificial intelligence (“AI”). The key advantage is that our products, when compared to conventional battery storage systems, reduce electricity costs and protect the installation from power outages.

Historically, the Company’s revenue has been primarily generated from sales of inverters, batteries, and photovoltaic modules to installers and other distributors for residential consumers under individual customer purchase orders, some of which have underlying master sales agreements that specify terms governing the product sales. However, since 2022, we have shifted our focus on developing and commercializing all-in-one, AI-optimized solar energy storage systems under the brand name SUNBOX with applications in the global residential (SUNBOX Home and SUNBOX Home Lite), commercial and industrial (SUNBOX Industry) and utility-scale (SUNBOX Utility) markets.

The Company recognizes such revenue at the point in time when control of the products is transferred to the customer at the estimated net consideration for which collection is probable, taking into account the customer’s rights to unit rebates, and rights to return unsold product.

Transfer of control occurs either when products are shipped to or received by the distributor or direct customer, based on the terms of the specific agreement with the customer, if the Company has a present right to payment and transfer of legal title and the risks and rewards of ownership to the customer has occurred. For most of the Company’s product sales, transfer of control occurs upon shipment to the distributor or direct customer. In assessing whether collection of consideration from a customer is probable, the Company considers the customer’s ability and intention to pay that amount of consideration when it is due. Payment of invoices is due as specified in the underlying customer agreement, typically 30 to 60 days from the invoice date, which occurs on the date of transfer of control of the products to the customer.

Since payment terms are less than a year, the Company has elected the practical expedient and does not assess whether a customer contract has a significant financing component.

A five-step approach is applied in the recognition of revenue: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when the Company satisfies a performance obligation. Customer purchase orders plus the underlying master sales agreements are considered to be contracts with the customer for purposes of applying the five-step approach.

Returns under the Company’s general assurance warranty of products have not been material historically and warranty-related services are not considered a separate performance obligation under the customer orders.

Each distinct promise to transfer products is considered to be an identified performance obligation for which revenue is recognized upon transfer of control of the products to the customer. The Company has also elected to record sales commissions when incurred, as the period over which the sales commission asset would have been recognized is less than one year.

Concentration of Revenue by Customer

Concentration of Revenue by Customer

For the year ended December 31, 2024, there were two customers who comprised greater than 10% of the Company’s revenue which represented 12% of the Company’s revenue. For the year ended December 31, 2023, there were no customers comprised greater than 10% of the Company’s revenue.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash consists of highly liquid instruments purchased with an original maturity of three months or less. As of December 31, 2024 and 2023, the Company had cash of €2,384,625 and €620,531, respectively. As of December 31, 2024, the Company had cash equivalents of €1,000,000 for short-term investment with three-months maturity.

The Company minimizes the concentration of credit risk associated with its cash by maintaining its cash with high-quality insured financial institutions. However, cash balances in excess of the Spanish government insured limit (Fondo de Garantía de Depósitos (FDG)) of €100,000 are at risk.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable.

The Company will run credit checks on all customers that request term payment.

Inventory

Inventory

Inventories are valued at their acquisition cost, production cost or net realizable value, whichever is lower. Discounts for prompt payment are included as a lower price, whether or not they appear on the invoice and assigning value to its inventories. The Company adopts the weighted average price method.

Net realizable value represents the estimated sales price less all estimated costs that will be incurred in the process of commercialization, sales and distribution.

The Company makes the appropriate valuation adjustments, recording impairment expense when the net realizable value of the inventories is less than their acquisition cost.

Property and equipment

Property and equipment

Property and equipment is recognized and subsequently measured at cost less accumulated depreciation and any accumulated impairment losses, if any. When components of property and equipment have different useful lives they are accounted for separately. Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:

Furniture	10 years straight line
Tools and machinery	4 years straight line
Right-of-use assets	Over term of the lease

Intangible assets

Intangible assets

Acquired intangible assets are initially measured at cost. Following the initial recognition, intangible assets are measured at cost less any accumulated amortization and any impairment losses. The useful lives of intangible assets are either definite or indefinite. Intangible assets that have a finite useful life are amortized over the assessed useful economic life and are assessed for impairment when there are any indicators present that the intangible asset may be impaired. The Company reviews the amortization period and method at least annually, and any changes are treated as changes in accounting estimates and applied prospectively.

Computer applications and webpages are amortized over estimated useful lives of three years and Software is amortized over estimated useful lives of five years.

Leases

Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the agreement on the inception date.

As a lessee, the Company recognizes a lease obligation and a right-of-use asset in the statements of financial position on a present-value basis at the date when the leased asset is available for use. Each lease payment is apportioned between a finance charge and a reduction of the lease obligation. Finance charges are recognized in finance cost in the statements of income and comprehensive income. The right of-use assets are depreciated over the shorter of its estimated useful life and the lease term on a straight-line basis.

Lease obligations are initially measured at the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives;
●	variable lease payment that are based on an index or a rate;
●	amounts expected to be payable under residual value guarantees;
●	the exercise price of a purchase option if the Company is reasonably certain to exercise that option; and
●	payments of penalties for terminating the lease, if the lease term reflects the Company exercising that option.

Lease payments are discounted using the interest rate implicit in the lease, or if this rate cannot be determined, the Company’s incremental borrowing rate. Right-of-use assets are initially measured at cost comprising the following:

●	the amount of the initial measurement of the lease obligation;
●	any lease payments made at or before the commencement date less any lease incentives received; and
●	any initial direct costs and rehabilitation costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the statements of income and comprehensive income. Short-term leases are leases with a lease term of 12 months or less.

Share capital

Share capital

Ordinary shares are classified as equity, net of transaction costs directly attributable to the issue of ordinary shares.

Ordinary shares issued for consideration other than cash are based on their market value at the date the ordinary shares are issued.

Restricted Stock Units

Restricted Stock Units

The 2023 Equity Incentive Plan (the “Plan”) administrator may award restricted stock units which represent the right to receive common stock at a future date in accordance with the terms of such grant upon the attainment of certain conditions specified by the Plan administrator. Restrictions or conditions could include, but are not limited to, the attainment of performance goals, continuous service with the Company or its subsidiaries, the passage of time or other restrictions or conditions. The Plan administrator determines the persons to whom grants of restricted stock units are made, the number of restricted stock units to be awarded, the time or times within which awards of restricted stock units may be subject to forfeiture, the vesting schedule, and rights to acceleration thereof, and all other terms and conditions of the restricted stock unit awards. The value of the restricted stock units may be paid in common stock, cash, other securities, other property, or a combination of the foregoing, as determined by the Plan administrator.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation under the fair value method in accordance with IFRS 2, “Share-based Payment,” which requires all such compensation to employees and non-employees to be calculated based on its fair value of the equity instrument at the grant date and recognized in the earnings over the requisite service or vesting period. (See Note 14)

Liquidity

Liquidity

The Company has incurred a net loss of €3,337,000 during the year ended December 31, 2024. However, the Company successfully completed its IPO on the Nasdaq in September 2023, whereby it raised €3.8 million, net of expenses related to the process, and it still has a large portion of those funds as of the day of this report.

The Company finds itself in a sector where many industry research studies and forecasts have projected large exponential growth in the coming years. Turbo Energy is a consolidated company with more than 10 years of proven experience. In the past three years, we have been making significant investments in research and development to help ensure that we are well positioned to present the markets we serve with highly differentiated value propositions when compared to other companies operating in the solar energy storage sector. To that end, our R&D investments have yielded the commercialization of proprietary, patented and patent pending hardware offerings, which include our line of all-in-one SUNBOX solar energy storage solutions designed for residential, commercial and industrial and utility-scale applications. In addition, we have pioneered leading edge software solutions, which incorporate our advanced AI-powered capabilities for energy management and optimization.

The Company’s existing cash resources are expected to provide sufficient funds to carry out the Company’s planned operations and expansion plan for more than 12 months. Also, the Company is part of the Umbrella Global Energy Group, where its principal Company, the majority shareholder of Turbo Energy, has explicitly expressed its full support to carry out its operational development, in the event such support is needed.

Provisions

Provisions

Provisions are recognized when there is a present legal or constructive obligation as a result of a past event, for which it is probable that a transfer of economic benefits will be required to settle the obligation, and where a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the liability, if material. Where discounting is used, the increase in the provision due to passage of time (“accretion expense”) is recognized as an expense on the statements of income and comprehensive income.

Income taxes

Income taxes

Income tax expense comprises current and deferred tax. Deferred tax is recognized in the statements of income and comprehensive income except to the extent that they relate to items recognized directly in equity or in other comprehensive income or loss.

Current income tax is the expected tax payable or receivable in respect of the taxable income or loss for the period, using income tax rates enacted or substantively enacted at the reporting date, and any adjustments to tax payable in respect of previous periods.

Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their related tax bases. However, deferred tax is not provided on the initial recognition of goodwill or on the initial recognition of an asset or liability unless the related transaction is a business acquisition or affects tax or accounting profit. The deferred tax assets and liabilities have been measured using substantively enacted tax rates that will be in effect when the amounts are expected to settle. Deferred tax assets are only recognized to the extent that it is probable that they will be able to be utilized against future taxable income. The assessment of the probability of future taxable income in which deferred tax assets can be utilized is based on the Company’s latest approved forecast, which is adjusted for significant non-taxable income and expenses and specific limits to the use of any unused tax loss or credit. If a positive forecast of taxable income indicates the probable use of a deferred tax asset, especially when it can be used without a time limit, that deferred tax asset is usually recognized in full. The recognition of deferred tax assets that are subject to economic limits or uncertainties are assessed individually by management based on the specific facts and circumstances.

Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority. Changes in deferred tax assets or liabilities are recognized as a component of income or expense in the statements of income and comprehensive income, except where they relate to items that are recognized in other comprehensive income or loss or directly in equity.

Foreign currency transactions

Foreign currency transactions

The functional currency used by the Company is the Euro. Consequently, operations in currencies other than the Euro are considered to be denominated in foreign currency and are recorded at the exchange rates in force on the dates of the operations.

At year-end, monetary assets and liabilities denominated in foreign currency are converted by applying the exchange rate on the balance sheet date. The profits or losses revealed are charged directly to the profit and loss account for the year in which they occur.

On each balance sheet date, monetary assets and liabilities in foreign currency are converted at the rates in force on the closing date. Non-monetary items in foreign currency measured in terms of historical cost are converted at the exchange rate on the date of the transaction.

The exchange differences of the monetary items that arise both when liquidating them and when converting them at the closing exchange rate, are recognized in the results of the year, except those that are part of the investment of a business abroad, which are recognized directly in equity net of taxes until the time of its disposal.

Income (Loss) per share

Income (Loss) per share

Basic income (loss) per share is calculated by dividing the income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding in the period. For all periods presented, the income attributable to ordinary shareholders equals the reported income attributable to owners of the Company.

Diluted income per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of ordinary shares outstanding for the calculation of diluted income per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase ordinary shares at the average market price during the period.

For the years ended December 31, 2024, 2023 and 2022, restricted stock units were potentially instruments and were not included in the calculation of diluted loss per share as their effect would be antidilutive.

	December 31,	December 31,	December 31,
	2024	2023	2022
	(Shares)	(Shares)	(Shares)
Restricted Stock Units	1,780,328	-	-

Impairment of non-financial assets

Impairment of non-financial assets

At the end of each reporting period, the Company reviews the carrying amounts of its non-financial assets to determine whether there is any indication that the carrying amount is not recoverable. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Management assesses impairment of non-financial assets such as property and equipment and intangible assets. In assessing impairment, management estimates the recoverable amount of each asset or cash generating unit (“CGU”) based on expected future cash flows. The Company has applied judgment in its assessment of the appropriateness of the determination of CGU’s. When measuring expected future cash flows, management makes assumptions about future growth of profits which relate to future events and circumstances. Actual results could vary from these estimated future cash flows. Estimation uncertainty relates to assumptions about future operating results and the application of an appropriate discount rate.

Financial instruments

Financial instruments

Financial assets

Financial assets are classified as either financial assets at fair value through profit and loss (“FVTPL”), amortized cost, or fair value through other comprehensive income (“FVTOCI”). The Company determines the classification of its financial assets at initial recognition.

Classification and measurement

Classification determines how financial assets and financial liabilities are accounted for in financial statements and, in particular, how they are measured on an ongoing basis. IFRS 9 Financial Instruments approach for the classification of financial assets is driven by cash flow characteristics and the business model in which an asset is held. This single, principle-based approach replaces prior rule-based requirements. The model also results in a single impairment model being applied to all financial instruments.

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of income and comprehensive income. Realized and unrealized gains and income arising from changes in the fair value of the financial asset held at FVTPL are included in the statements of income and comprehensive income in the period in which they arise. The Company has classified cash as FVTPL.

Financial assets at FVTOCI

Financial assets at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. There are no financial assets classified as FVTOCI.

Financial assets at amortized cost

Financial assets at amortized cost are initially recognized at fair value, net of transaction costs, and subsequently carried at amortized cost less any impairment. They are classified as current assets or non-current assets based on their maturity date. The Company has classified accounts receivable and amounts due from related parties at amortized cost.

Financial assets are derecognized when they mature or are sold, and substantially all the risks and rewards of ownership have been transferred.

Financial liabilities

Financial liabilities are classified as either financial liabilities at FVTPL or at amortized cost. The Company determines the classification of its financial liabilities at initial recognition.

Financial liabilities are classified as measured at amortized cost, net of transaction costs unless classified as FVTPL. The Company’s accounts payable and accrued liabilities, amounts due to related parties, lease liabilities and bank loans are classified as measured at amortized cost.

The Company’s bank loans were classified as measured at amortized cost at December 31, 2024 and 2023. During the years ended December 31, 2024, 2023 and 2022, the Company incurred €153,128, €245,706 and €202,368 of interest   on bank loans, respectively.

Fair value measurement

Fair value measurements are made using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value:

●	Level 1 – defined as observable inputs such as quoted prices in active markets;
●	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
●	Level 3 – defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The fair value measurement is categorized in its entirety by reference to its lowest level of significant input. Fair value is based on estimated cash flows, discounted at interest rates for similar instruments.

The carrying amounts shown of the Company’s financial instruments including cash, accounts receivable, inventories, accounts payable and accrued liabilities approximate their fair value (Level 1) due to the short-term maturities of these instruments.

Impairment of financial assets

The Company assesses at each statement of financial position date whether there is objective evidence that a financial asset or group of financial assets is impaired.

The Company recognizes expected credit losses (“ECL”) for accounts receivable based on the simplified approach. The simplified approach to the recognition of expected losses does not require the Company to track the changes in credit risk; rather, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the account receivable.

The Company measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into its measurement. ECLs are a probability-weighted estimate of credit losses.

ECLs are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract, and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status, and forward looking macro- economic factors in the measurement of the ECLs associated with its assets carried at amortized cost.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Company is exposed to credit risk.

New Accounting Pronouncements

New Accounting Pronouncements

The following accounting standards and amendments have been issued by the IASB or the International Financial Reporting Interpretations Committee that are not yet effective as of the date of the Company’s consolidated financial statements. The Company intends to adopt such standards upon the mandatory effective date.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

The amendments to IAS1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date. These amendments are effective for reporting periods beginning on or after January 1, 2023. The adoption of the amendments to IAS1 has not had a material effect on the Company’s statements and disclosures.